Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of financial assets [line items]
Accounts receivable	¥ 22,096	¥ 21,465
Gross carrying amount [member]
Disclosure of financial assets [line items]
Accounts receivable	25,938	24,867
Gross carrying amount [member] | China Telecom Group [member]
Disclosure of financial assets [line items]
Accounts receivable	1,502	966
Gross carrying amount [member] | China Tower Corporation Limited [member]
Disclosure of financial assets [line items]
Accounts receivable	5	10
Gross carrying amount [member] | Third parties [member]
Disclosure of financial assets [line items]
Accounts receivable	23,762	22,958
Gross carrying amount [member] | Other telecommunications operators in the PRC [member]
Disclosure of financial assets [line items]
Accounts receivable	669	933
Allowance for doubtful debts [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (3,842)	¥ (3,402)

[1]	restated